Registration No. 333-87732

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X|   Post-Effective Amendment No. 1

(Check appropriate box or boxes)

THE DREYFUS/LAUREL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)
(212) 922-6000

(Area Code and Telephone Number)
c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

An indefinite number of Registrant’s shares of common stock, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

        This Post-Effective Amendment consists of the following:

           (1)    Facing Sheet of the Registration Statement.

           (2)    Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-87732), filed on May 7, 2002, as amended June 4, 2002.

This Post-Effective Amendment is being filed solely for the purpose to file as Exhibit No. 12 to this Registration Statement on Form N-14 the final tax opinion.

THE DREYFUS/LAUREL FUNDS TRUST
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2002.

Item 16	Exhibits. All references are to Post-Effective Amendments to the Registrant's Registration Statement on Form N-1A (File No. 33-43846) (the "Registration Statement") unless otherwise noted.

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effective Amendment No. 87 to the Registration Statement.

(1)(b)	Amendment No. 1 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on February 7, 1994. Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement.

(1)(c)	Amendment No. 2 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on March 31, 1994. Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement.

(1)(d)	Amendment No. 3 to Registrant's Second Amended and Restated Agreement and Declaration of Trust filed on December 13, 1994. Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

(1)(e)	Amendment No. 4 to Registrant's Second Amended and Restated Agreement and Declaration. Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

(2)	Amended and Restated By-Laws. Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)(a)	Investment Management Agreement between the Registrant and Mellon Bank, N.A., dated April 4, 1994. Incorporated by Reference to Post-Effective Amendment No. 90 to the Registration Statement.

(6)(b)	Assignment Agreement among the Registrant, Mellon Bank, N.A. and The Dreyfus Corporation, dated as of October 17, 1994, (relating to Investment Management Agreement dated April 4, 1994). Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement.

(7)	Form of Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement.

(8)	Not Applicable.

(9)	Form of Custody Agreement between the Registrant and Mellon Bank, N.A. is incorporated by reference to Post-Effective Amendment No. 114 to the Registration Statement.

(10)(a)	Form of Distribution Plan (relating to Class B Shares and Class C Shares). Incorporated by reference to Post-Effective Amendment No. 93 of the Registration Statement.

(10)(b)	Amended and Restated Distribution Plan (relating to Class A Shares and Institutional Shares). Incorporated by reference to Post-Effective Amendment No. 113 of the Registration Statement.

(10)(c)	Amended and Restated Service Plan (relating to Class B, Class C, and Class T Shares). Incorporated by reference to Post-Effective Amendment No. 113 of the Registration Statement.

(10)(d)	Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 110 of the Registration Statement.

(10)(e)	Amended Rule 18f-3 Plans. Incorporated by reference to Post-Effective Amendment No. 113 of the Registration Statement.

(11)(a)	Opinion of Counsel is incorporated by reference to the Post-Effective Amendment No. 93 of the Registration Statement.

(11)(b)	Consent of Counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)(a)	Consent of Ernst & Young LLP, Independent Auditors of Dreyfus Premier Fixed Income Funds.*

(14)(b)	Consent of KPMG LLP, Registrant's Independent Auditors.*

(15)	Not Applicable.

(16)	Powers of Attorney. Incorporated by reference to the Signature Page of the Registration Statement.

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus dated May 1, 2002 is incorporated by reference to Post-Effective Amendment No. 115 to the Registration Statement, filed April 30, 2002.

(17)(c)	Dreyfus Premier High Yield Securities Fund's Prospectus and Statement of Additional Information dated March 1, 2002 is incorporated by reference to Post-Effective Amendment No. 32 to Dreyfus Premier Fixed Income Securities Fund's Registration Statement on Form N-1A, filed February 25, 2002 (File No. 33-07172).

___________________

*      Filed previously.
**    Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of Registration Statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 30th day of January 2003.

THE DREYFUS/LAUREL FUNDS TRUST (Registrant) By: /s/ STEPHEN E. CANTER* Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1993, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ Stephen E. Canter* Stephen E. Canter	President (Principal Executive Officer)	1/30/03

/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	1/30/03

/s/ Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	1/30/03

/s/ James M. Fitzgibbons* James M. Fitzgibbons	Trustee	1/30/03

/s/ J. Tomlinson Fort* J. Tomlinson Fort	Trustee	1/30/03

/s/ Arthur L. Goeschel* Arthur L. Goeschel	Trustee	1/30/03

/s/ Kenneth A. Himmel* Kenneth A. Himmel	Trustee	1/30/03

/s/ Stephen J. Lockwood* Stephen J. Lockwood	Trustee	1/30/03

/s/ Roslyn M. Watson* Roslyn M. Watson	Trustee	1/30/03

/s/ Benaree Pratt Wiley* Benaree Pratt Wiley	Trustee	1/30/03

*BY:     /s/ John B. Hammalian
             John B. Hammalian Attorney-in-Fact